Operating Segments	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Operating Segments

7. OPERATING SEGMENTS

Basis for segmentation

The Group’s business segment information included in this note is presented in accordance with the disclosure requirements set forth in IFRS 8. Segment reporting is a basic tool used for monitoring and managing the Group’s different activities. Segment reporting is prepared based on the lowest level units, which are then aggregated in line with the structure established by Group management to set up higher level units and, finally, the actual business segments.

The Group has consistently aligned the information from this item with the information used internally for top management reports (Group top management consists of all Chief Officers acting as decision makers). The Group’s operating segments reflect its organizational and management structures. Group management reviews the Group’s internal reports and uses these segments to assess performance and allocate resources.

The segments are differentiated by geographical areas from which revenue is or will be generated. The financial information for each segment is prepared by aggregating figures from the different geographical areas and business units existing in the Group. This information links both the accounting data from the units included in each segment and that provided by the management reporting systems. In all cases, the same general principles are applied as those used in the Group.

For management purposes, the Group is organized into business units based on geographical areas and therefore has three reportable business segments. The business segments are as follows:

•
EMEA: Europe-Middle East Asia
•
NORAM: North America
•
APAC: Asia-Pacific

Transfer prices between operating segments are on an arm’s-length basis in a manner similar to transactions with third parties.

Revenue from sales of goods reported in the EMEA segment also include sales from Wallbox Chargers, S.L. to Latin America region.

Information on reportable segments

Information related to each reportable segment is set out below. Segment operating profit (loss) is used to measure performance, as management believes that this information is the most relevant when evaluating the results of the respective segments relative to other entities operating in the same industries.

	Year ended December 31, 2023
(In Thousand Euros)	EMEA	NORAM	APAC	Total segments	Consolidated adjustments and eliminations	Consolidated
Revenue from sales of goods	115,071	17,042	1,020	133,133	(3,717)	129,416
Revenue from sales of services	6,787	8,728	693	16,208	(1,855)	14,353
Changes in inventories and raw materials and consumables used	(81,453)	(17,197)	(615)	(99,265)	3,762	(95,503)
Employee benefits	(61,103)	(19,393)	(740)	(81,236)	—	(81,236)
Other operating expenses	(50,717)	(10,318)	(543)	(61,578)	1,790	(59,788)
Amortization and depreciation	(25,478)	(2,755)	(210)	(28,443)	—	(28,443)
Other income	14,176	119	(1)	14,294	(34)	14,260
Operating Loss	(82,717)	(23,774)	(396)	(106,887)	(54)	(106,941)
Total Assets	599,950	157,919	375	758,244	(274,703)	483,541
Total Liabilities	301,341	38,024	183	339,548	(5,818)	333,730

	Year ended December 31, 2022
(In Thousand Euros)	EMEA	NORAM	APAC	Total segments	Consolidated adjustments and eliminations	Consolidated
Revenue from sales of goods	134,156	19,936	17	154,109	(17,737)	136,372
Revenue from sales of services	5,989	3,616	397	10,002	(2,189)	7,813
Changes in inventories and raw materials and consumables used	(88,104)	(15,787)	(16)	(103,907)	18,302	(85,605)
Employee benefits	(74,895)	(13,533)	(386)	(88,814)	—	(88,814)
Other operating expenses	(72,844)	(21,026)	(113)	(93,983)	2,428	(91,555)
Amortization and depreciation	(17,058)	(1,830)	(2)	(18,890)	—	(18,890)
Other income	1,508	335	1	1,844	—	1,844
Operating Loss	(111,248)	(28,289)	(102)	(139,639)	804	(138,835)
Total Assets	515,796	155,529	60	671,385	(249,401)	421,984
Total Liabilities	336,356	32,001	47	368,404	(115,570)	252,834

	Year ended December 31, 2021
(In thousand Euros)	EMEA	NORAM	APAC	Total segments	Consolidated adjustments and eliminations	Consolidated
Revenue from sales of goods	71,378	4,687	—	76,065	(6,960)	69,105
Revenue from sales of services	2,902	—	298	3,200	(726)	2,474
Changes in inventories and raw materials and consumables used	(47,056)	(3,345)	(19)	(50,420)	6,167	(44,253)
Employee benefits	(27,130)	(2,309)	(227)	(29,666)	—	(29,666)
Other operating expenses	(42,273)	(1,778)	(63)	(44,114)	709	(43,405)
Amortization and depreciation	(8,214)	(268)	(1)	(8,483)	—	(8,483)
Other income/(expense)	962	(306)	—	656	—	656
Operating Loss	(49,431)	(3,319)	(12)	(52,762)	(810)	(53,572)
Total Assets	343,320	128,312	84	471,716	(129,103)	342,613
Total Liabilities	210,418	15,622	16	226,056	(14,515)	211,541

Eliminations and unallocated items

There have been no significant transactions between segments for the years ended December 31, 2023, 2022 and 2021, except for inter-segment revenues which are eliminated in the column ‘Consolidated adjustments and eliminations’. The elimination of revenue and changes in inventories and raw materials and consumables used mainly relates to eliminating the intercompany sales of EMEA to NORAM and APAC. The impact of this elimination on consolidated operating loss relates to the elimination of profit on stock of inventories held by the NORAM segment.

Certain financial assets and liabilities are not allocated to these segments, as they are managed on a Group basis. These are reflected in the ‘Consolidated adjustments and eliminations’ column. All finance income and expenses are considered to be part of the Corporate segment and hence not further allocated to the operating segments EMEA, NORAM and APAC.

External revenue by location

The countries where the Group has sold more then 10% of the annual revenue are as follows:

	Year ended December 31,
(In thousand Euros)	2023		2022		2021
	Revenue	%	Revenue	%	Revenue	%
Country
Spain	29,590	21%	20,076	14%	6,910	10%
United States	22,268	15%	19,412	13%	4,713	7%
Italy	14,686	10%	14,927	10%	7,338	10%
Germany	9,111	6%	7,944	6%	12,034	17%
Other countries	68,114	47%	81,826	57%	40,584	57%
Total	143,769	100%	144,185	100%	71,579	100%